RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

11. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are as follows:

(a) During the year ended August 31, 2025, $338 (August 31, 2024 - $327) was paid or accrued to independent directors for directors' fees and services.

(b) During the year ended August 31, 2025, the Company paid or accrued payments of $52 (August 31, 2024 - $53) from West Vault Mining Inc., for accounting and administrative services.  The Company and West Vault Mining have one officer in common (Frank Hallam).

(c) In May 2018, Deepkloof made a strategic investment in the Company by way of participation in a public offering and a private placement.  Through the terms of the May 2018 private placement, HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  HCI has exercised its right to nominate one person to the board of directors. As of August 31, 2025, HCI's ownership of the Company was reported at 27,767,994 common shares, representing approximately a 24.67% interest in the Company.  In May 2025, HCI subscribed to a private placement for 800,000 common shares at US$1.26 per share for gross proceeds to the Company of $1.0 million, (see Share Capital (Note 9) for further details).

Key Management Compensation

The remuneration the CEO, CFO and other key management personnel and the directors during the years ended August 31, 2024 to 2025 is as follows:

Year ended	August 31, 2025	August 31, 2024
Salaries	$1,093	$923
Directors' fees	338	327
Share-based payments - management	599	817
Share-based payments - directors[1]	433	130
Total	$2,463	$2,197

[1]Share-based payments - directors, includes the revaluation of fully vested DSU's